Share Based Compensation	6 Months Ended
Jun. 30, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share Based Compensation
8.	Share Based Compensation

		Three Months Ended June 30		Six Months Ended June 30

(in thousands)	Note	2022	2021	2022	2021

Equity settled share based compensation 1
Stock options	20.2	$611	$513	$1,145	$1,029
RSUs	20.3	886	793	1,694	1,602
Cash settled share based compensation
PSUs 2	21.1	$111	$6,672	$8,670	$6,977

Total share based compensation		$1,608	$7,978	$11,509	$9,608
1)	Equity settled stock based compensation is a non-cash expense.
2)
The PSU accrual related to the anticipated fair value of the PSUs issued uses a weighted average performance factor of 189% during the three and six months ended June 30, 2022 as compared to 179% during the comparable period of 2021.